Others, Net (Tables)	12 Months Ended
Dec. 31, 2024
Others, Net [Abstract]
Schedule of Other Nonoperating Income Expense

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Government grants	87,468	32,786	12,036
Fair value changes of short-term investments	2,477	1,049	1,250
Impairment of long-term investments	(10,300)	(43,740)	—
Income/(Loss) from equity method investments	462	(3,130)	(11,170)
Foreign exchange gains/(losses)	4,051	3,108	(2,445)
Loss from lease termination	(1,168)	(551)	(1,785)
Donation	(5,450)	(914)	(409)
Others	3,905	(186)	4,108

Total	81,445	(11,578)	1,585